Related Parties — Transactions and Balances (Details) - Schedule of Balances with Interested and Related Parties - Related Party [Member] - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
ASSETS:
Related parties		$ 53
LIABILITIES:
Liabilities		142	289
Related Party [Member]
ASSETS:
Related parties	[1]	53
LIABILITIES:
Liabilities	[2]	31	66
Chief Executive Officer Salary [Member]
LIABILITIES:
Included in other account payable	[3]	19	18
Revenue Sharing Payment [Member]
LIABILITIES:
Included in other account payable	[4]	21	21
Liability to SciSparc [Member]
LIABILITIES:
Included in other account payable	[5]		98
Liability to Xylo [Member]
LIABILITIES:
Included in other account payable	[6]	20
Liability to Supplier [Member]
LIABILITIES:
Included in trade payable	[7]	33	69
Liability to Consultant [Member]
LIABILITIES:
Included in other account payable	[7]	$ 18	$ 17

[1]	On March 22, 2023, the Company entered into a consulting agreement with SciSparc (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. In November 2023 the monthly fee was reduced to $10 thousand. The consultancy services fees paid pursuant to the SciSparc Consulting Agreement are included in other income in the condensed consolidated statements of operations.
[2]	During the six months ended June 30, 2024 the Company paid to Xylo $25 thousand in connection with the outstanding payable amount related to Xylo employee services provided to the Company.
[3]	The Company's chief executive officer monthly salary is NIS 80 thousand (approximately $21 thousand) plus VAT.
[4]	In April 2024, the Company paid $12 thousand to Xylo and $9 thousand to Pure Capital in connection to Revenue Sharing Payment. The outstanding payable to Xylo and Pure Capital as of June 30, 2024, is $12 thousand and $9 thousand, respectively.
[5]	The outstanding amount due to SciSparc in connection with the closing of the Wellution Agreement was $98 thousand. This amount was paid on January 31, 2024.
[6]	On April 30, 2024, the Company entered into a consulting agreement (the “Xylo Consulting Agreement”) with Xylo Technologies Ltd. (formerly Medigus Ltd) (“Xylo”), pursuant to which Xylo will provide consultancy services to the Company for a monthly fee of $20 thousand. The Xylo Consulting Agreement is for a period of thirty-six (36) months beginning January 2024 and may be terminated for cause with thirty (30) days advance notice. The consultancy services fees paid according to the Xylo Consulting Agreement are included in other expenses.
[7]	On October 26, 2022, the Company and Pure Capital entered into a consulting agreement (the “Pure Capital Consulting Agreement”) pursuant to which Pure Capital will provide consultancy services to the Company for a monthly fee of NIS 57.75 thousand (approximately $16 thousand). Pursuant to the Pure Capital Consulting Agreement, Pure Capital is also entitled during the term of the Pure Capital Consulting Agreement to the following payments: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, whether or not currently outstanding, and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the board of directors based on the Pure Capital Consulting Agreement. In March 2023, the Company paid Pure Capital $352 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration for the investments in Fort and SciSparc. Additionally, on October 26, 2022, the Company and Pure NJ Logistics LLC, a company wholly-owned by Pure Capital and a director of the Company, entered into a warehouse storage agreement located in New Jersey. On February 5, 2024, the Company paid Pure Capital $100 thousand pursuant to the terms of Pure Capital Consulting Agreement in connection with the Company’s initial public offering. On September, 4, 2024, the Company and Pure Capital signed an amendment to the Pure Capital Consulting Agreement. According to the amendment Pure Capital will be entitled to a special bonus upon the consummation of an offering of securities of the Company, including proceeds received from exercise of warrants issued, according to the below distribution, which is based on gross proceeds: (i) up to $2.5 million, Pure Capital will be entitled to a bonus payment of $50,000; (ii) between $2.5 million and $5 million, Pure Capital will be entitled to a bonus payment of $100 thousand; (iii) between $5 million and $10 million, Pure Capital will be entitled to a bonus payment of $200 thousand; (iv) above $10 million, Pure Capital will be entitled to a bonus payment of $300 thousand, instead of 7% of the gross proceed paid to the Company.